Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2016
Accounting Policies [Abstract]
Estimated Useful Lives of Property and Equipment

The estimated useful lives of the Company’s property and equipment are as follows:

Estimated Useful Life
Computer equipment	3 to 5
Leasehold improvements	Lesser of asset life or lease term
Furniture and fixtures	5
Office equipment	3

Calculation of Basic and Diluted Net (Loss) Income Per Share

The following table presents the calculation of basic and diluted net (loss) income per share (in thousands, except per share data):

	Year Ended March 31,
	2016	2015	2014
Numerator:
Net (loss) income	$(3,244)	$285	$(16,890)
Net (loss) income applicable to participating securities	—	80	—

Net (loss) income applicable to ordinary shareholders—basic	$(3,244)	$205	$(16,890)

Net (loss) income	$(3,244)	$285	$(16,890)
Net income (loss) applicable to participating securities	—	75	—

Net (loss) income applicable to ordinary shareholders—diluted	$(3,244)	$210	$(16,890)

Denominator:
Weighted-average number of ordinary shares used in computing net (loss) income per share applicable to ordinary shareholders—basic	40,826	32,354	31,719
Dilutive effect of share equivalents resulting from share options and restricted shares	—	3,721	—

Weighted average number of ordinary shares used in computing net (loss) income per share—diluted	40,826	36,075	31,719
Net (loss) income per share applicable to ordinary shareholders:
Basic	$(0.08)	$0.01	$(0.53)

Diluted	$(0.08)	$0.01	$(0.53)

Dilutive Ordinary Shares Excluded from Calculation of Diluted Weighted Average Shares Outstanding

The following potentially dilutive ordinary share equivalents have been excluded from the calculation of diluted weighted-average shares outstanding for the years ended March 31, 2016, 2015 and 2014 as their effect would have been anti-dilutive for the periods presented (in thousands):

	Year Ended March 31,
	2016	2015	2014
Share options outstanding	6,870	—	6,251
Unvested restricted share units	42	—	—
Convertible preferred shares	8,144	—	12,576

Summary of Weighted Average Assumption Utilized to Determine Fair Value of Option

The fair value of each option grant issued under the Company’s share-based compensation plans was estimated using the Black-Scholes option-pricing model that used the weighted-average assumptions presented in the following table:

	Year ended March 31,
	2016	2015	2014
Expected term (in years)	6.2	6.3	6.4
Risk-free interest rate	2.0%	3.1%	2.5%
Expected volatility	42.7%	52.6%	53.0%
Expected dividend yield	—%	—%	—%
Estimated grant date fair value per ordinary share	$9.80	$7.20	$3.00